Impairment losses and goodwill - Key assumptions used to determine recoverable amounts - Tabular disclosure (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
France (excluding Enterprise), operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.80%	0.80%	0.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	5.80%	5.50%	6.00%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	7.60%	7.40%	8.10%
Spain, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	1.50%	1.50%	1.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	6.80%	6.50%	7.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	8.40%	8.10%	9.10%
Poland, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	1.50%	1.50%	1.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.30%	7.30%	8.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	8.50%	8.50%	9.70%
Enterprise, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.30%	0.30%	0.30%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	8.30%	7.50%	7.50%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	11.10%	10.20%	10.00%
Orange Belgium [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	2.50%	2.30%	3.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.00%	7.50%	13.00%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	7.90%	8.50%	15.90%
Orange Romania [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)			3.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)			13.00%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)			15.90%
Sierra Leone, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)		2.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)		7.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)		8.60%
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)			0.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)			7.50%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)			9.60%